UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09018

                        AMERICAN BEACON MILEAGE FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        William F. Quinn, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2008

                  Date of reporting period: December 31, 2008


ITEM 1. REPORT TO STOCKHOLDERS.

 GUIDANCE | VISION | EXPERIENCE

                    (AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

                                  Annual Report

                                   (GRAPHIC)

December 31, 2008

MONEY MARKET MILEAGE FUNDS

ABOUT AMERICAN BEACON ADVISORS

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for you.

CONTENTS

PRESIDENT'S MESSAGE                     1
FINANCIAL HIGHLIGHTS
   MONEY MARKET MILEAGE FUND           13
SCHEDULE OF INVESTMENTS
   MONEY MARKET PORTFOLIO              15
ADDITIONAL INFORMATION         BACK COVER


Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Money Market Mileage Fund                      December 31, 2008

Fellow Shareholders,

Enclosed is the Annual Report for the American Beacon Money Market Mileage Fund for the twelve months ended December 31, 2008.

     Growing unemployment, low consumer confidence, rising foreclosures and bank failures all contributed to a growing uncertainty that permeated every aspect of the economy in 2008. The Federal Reserve Board ("Fed") lowered the Fed Funds rate on December 16th to a record low target range of 0.00-0.25% and noted that "weak economic conditions are likely to warrant exceptionally low levels of the Fed Funds rate for some time."

     Even with the government bailouts and liquidity programs, short-term credit markets were under great strain as banks continued to report substantial losses. A weak economic environment limited the Fed's ability to raise interest rates resulting in lower yields for fixed income investments. These conditions prompted the most extreme "flight to quality" seen in decades.

     Even with portfolio holdings of the highest quality, on September 19th, the impact of those events in the securities markets and concerns regarding limited marketability of securities held by many money market funds caused the American Beacon Money Market Mileage Fund to temporarily suspend the practice of providing payments for redemption of shares entirely in cash. This procedure was implemented to prevent redemptions from forcing the sale of securities in an unfavorable market that may have had an adverse impact on the Fund and its shareholders. This redemption-in-kind policy was successful in protecting the Fund and was lifted on December 12th. Since that time all redemptions have been made in cash.

     Despite this unprecedented environment, the American Beacon Money Market Mileage Fund reported a total return of 2.21% for the period outperforming the Lipper Money Market Instrument Average of 2.04%.

     Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                         Sincerely,


                                         /s/ William F. Quinn

                                         William F. Quinn
                                         President
                                         American Beacon Mileage Funds

ECONOMIC OVERVIEW
DECEMBER 31, 2008 (UNAUDITED)

     2008 was a year marked by highs and lows, none of which were good. The year ended with the highest unemployment rate in sixteen years and the lowest consumer confidence levels since records began in 1967. The supply of homes for sale hit a two-decade high during the year even as home prices fell to the lowest levels they've been in four years. Flight to quality resulted in record lows for short-term Treasuries, while corporate spreads widened to Depression era highs. The U.S. economy is in the midst of the longest recession in a quarter-century, and further contraction is expected as tight credit conditions, declining home prices and cutbacks in consumer and business spending continue unabated.

     2008 was also a year marked by unprecedented government bailouts and liquidity programs. Under the Troubled Asset Relief Program alone, the U.S. Treasury has already channeled $350 billion in funds to recapitalize banks and rescue companies like AIG and Citigroup. Despite these actions, short-term funding markets remained strained and banks continued to report massive write downs. As a result, Bernanke stated, "More capital injections and guarantees may become necessary to ensure stability and the normalization of credit markets."

     With the pace of economic deterioration accelerating, the Federal Reserve Board ("Fed") pulled out all stops and adopted a Zero Interest Rate Policy at the December 16th meeting. In an unprecedented move, the Federal Open Market Committee ("FOMC") cut rates to the lowest levels ever, announcing a target range for the Federal Funds rate of 0.00-0.25%. The Fed noted that "weak economic conditions are likely to warrant exceptionally low levels of the Federal Funds rate for some time." In addition, the FOMC announced that it would purchase Government Sponsored Enterprises debt and agency-guaranteed Mortgage-Backed Securities to provide support to the mortgage and housing markets. The Fed declared that it will "employ all available tools to promote the resumption of sustainable economic growth and to preserve price stability."

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUNDSM
DECEMBER 31, 2008 (UNAUDITED)

     As the economy showed signs of weakness during the year, the Federal Reserve Board ("Fed") continued its series of easing monetary policy that started in September 2007. The Fed reduced the Fed Funds target by 400 basis points (4.00%) during 2008, resulting in a 0% to 0.25% Fed Funds target by year end. With credit quality a priority, the American Beacon Money Market Mileage Fund's primary strategy for the year was to buy high-quality, short-dated commercial paper, certificates of deposit and overnight investments. This strategy was implemented in an effort to improve liquidity as well as credit quality. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

     For the twelve months ended December 31, 2008, the total return of the Mileage Class was 2.21%. The Fund outperformed the Lipper Money Market Average return of 2.04% by 17 basis points (0.17%). Based on annualized total returns, Lipper, Inc. ranked the Mileage Class of the Fund 141 among 328, 71 among 286, and 52 among 199 Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2008, respectively.

     The Lipper Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                       MILEAGE CLASS TOTAL RETURNS AS OF
                               DECEMBER 31, 2008

                                   (BAR CHART)

                              ANNUALIZED TOTAL RETURNS
                                   AS OF 12/31/2008
                            -----------------------------
                            1 YEAR    5 YEARS    10 YEARS
                            ------    -------    --------
Mileage Class (1,2)          2.21%     3.03%       3.17%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.76%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

                  PORTFOLIO STATISTICS AS OF DECEMBER 31, 2008

                          MILEAGE CLASS
                          -------------
7-day Current Yield*            0.25%
7-day Effective Yield*          0.25%
30-day Yield*                   0.27%
Weighted Avg. Maturity       25 Days

* Annualized. You may call 1-800-967-9009 to obtain the Fund's current seven day yields. Yield is a more accurate reflection of the Fund's current earnings than total returns.

                     TOP TEN ISSUERS AS OF DECEMBER 31, 2008

                                          % OF
                                      NET ASSETS**
                                      ------------
Societe Generale N.Y                      5.2%
Bank of Nova Scotia N.Y                   4.7%
Variable Funding Capital Co. LLC          4.7%
Dexia Credit Local S.A                    4.2%
Commonwealth Bank of Australia N.Y        3.1%
DNB NOR Bank ASA N.Y                      3.1%
Lloyds Bank N.Y                           3.1%
Surrey Funding Corp                       3.1%
Svenska Handelsbanken AB N.Y              3.1%
Toyota Motor Credit Corp                  3.1%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

                    ASSET ALLOCATION AS OF DECEMBER 31, 2008

                                    NET ASSETS**
                                    ------------
Commercial Paper                       38.91%
Repurchase Agreements                  29.27%
Bank CDs, TDs and Notes                21.83%
Short-Term Investments                  9.97%
Other Assets, Net of Liabilities        0.02%

**   Percent of net assets ofAmerican Beacon Master Money Market Portfolio.

FUND EXPENSES
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                   Expenses Paid
                           Beginning      Ending      During
                            Account      Account      Period*
                             Value        Value       7/1/08-
                            7/1/2008    12/31/08      12/31/08
                           ---------   ---------   -------------
MILEAGE CLASS
Actual..................   $1,000.00   $1,008.31      $2.88
Hypothetical (5% return
   before expenses).....   $1,000.00   $1,022.27      $2.90

* Expenses are equal to the Fund's annualized expense ratio for the six-month period of 0.57%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Mileage Funds:

We have audited the accompanying statement of assets and liabilities of American Beacon Mileage Funds, comprised of American Beacon Money Market Mileage Fund (the "Fund") as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Mileage Funds at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                         /s/ Ernst & Young LLP
Dallas, Texas
February 25, 2009

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investment in Portfolio, at value ....................   $    40,950
   Receivable for fund share sold .......................            21
   Receivable from Managers for expense reimbursement
      (Note 2) ..........................................             1
   Prepaid expenses .....................................            10
                                                            -----------
      TOTAL ASSETS ......................................        40,982
                                                            -----------
LIABILITIES:
   Payable for fund shares redeemed .....................           270
   Distribution fees payable (Note 2) ...................             9
   Administrative service and service fees payable
      (Note 2) ..........................................             4
   Other liabilities ....................................            17
                                                            -----------
      TOTAL LIABILITIES .................................           300
                                                            -----------
   NET ASSETS ...........................................   $    40,682
                                                            ===========
ANALYSIS OF NET ASSETS:
      Paid-in-capital ...................................        40,682
                                                            -----------
NET ASSETS ..............................................   $    40,682
                                                            ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Mileage Class ........................................    40,681,556
                                                            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Mileage Class ........................................   $      1.00
                                                            ===========

                             See accompanying notes

  See accompanying Financial Statements of the American Beacon Master Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008 (IN THOUSANDS)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Dividend income ......................................   $  123
   Interest income ......................................    1,193
   Portfolio expenses ...................................      (51)
                                                            ------
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ....    1,265
                                                            ------
FUND EXPENSES:
   Administrative service fees (Note 2) .................       46
   Transfer agent fees ..................................       17
   Professional fees ....................................       12
   Registration fees and expenses .......................       39
   Distribution fees ....................................      116
   Prospectus and shareholder reports ...................       12
   Treasury Guaranty Program Insurance ..................        3
                                                            ------
      TOTAL FUND EXPENSES ...............................      245
                                                            ------
   Less reimbursement of fund expense (Note 2) ..........       (2)
                                                            ------
      NET FUND EXPENSES .................................      243
                                                            ------
NET INVESTMENT INCOME ...................................    1,022
                                                            ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO
   Net realized gain on investments .....................        2
                                                            ------
      NET GAIN ON INVESTMENTS ...........................        2
                                                            ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....   $1,024
                                                            ======

                             See accompanying notes

  See accompanying Financial Statements of the American Beacon Master Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                 Year Ended
                                                                December 31,
                                                            --------------------
                                                              2008        2007
                                                            --------   ---------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ................................   $  1,022   $   7,579
   Net realized gain on investments .....................          2           3
                                                            --------   ---------
      NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS .....................................      1,024       7,582
                                                            --------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Mileage class .....................................     (1,022)     (2,276)
      Platinum class ....................................         --      (5,303)
   Net realized gain on investments:
      Mileage class .....................................         (2)         --
      Platinum class ....................................         --          (3)
                                                            --------   ---------
      DISTRIBUTIONS TO SHAREHOLDERS .....................     (1,024)     (7,582)
                                                            --------   ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ........................      7,454     102,145
   Reinvestment of dividends and distributions ..........      1,012       7,133
   Cost of shares redeemed ..............................    (15,601)   (448,000)
                                                            --------   ---------
      NET INCREASE (DECREASE) IN NET ASSETS .............     (7,135)   (338,722)
                                                            --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS ...................     (7,135)   (338,722)
                                                            --------   ---------
NET ASSETS:
   Beginning of period ..................................     47,817     386,539
                                                            --------   ---------
   END OF PERIOD ........................................   $ 40,682   $  47,817
                                                            ========   =========

                             See accompanying notes

  See accompanying Financial Statements of the American Beacon Master Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The American Beacon Money Market Mileage Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified, no load, open-end management investment company.

     The Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust (the "Portfolio"), an open-end diversified management investment company.

    AMERICAN BEACON:        (ARROW) invests assets in (ARROW)   AMERICAN BEACON MASTER TRUST:
    ----------------                                            -----------------------------
Money Market Mileage Fund                                           Money Market Portfolio

     The Fund has the same investment objectives as the Portfolio, and the value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (4.26% at December 31, 2008). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     Effective September 12, 2008, American Beacon Advisors, Inc. (the "Manager") became a wholly-owned subsidiary of Lighthouse Holdings, Inc., which is indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two private equity firms. Prior to September 12, the Manager was a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. which retained a minority interest in the parent company of Lighthouse Holdings, Inc.

     The following is a summary of the significant accounting policies followed by the Fund.

Class Disclosure

     The Platinum Class was fully liquidated effective May 31, 2007.

Valuation of Investments

     The Fund records its investment in the Portfolio at fair value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolio's fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

     The summary of inputs used to value the Portfolio's net assets as of December 31, 2008 is discussed in the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Redemption in Kind

     Beginning September 19, 2008, proceeds from redemption requests exceeding $250,000 were made in pro rata payments of cash and in-kind distributions of securities held by the Money Market Portfolio. The Money Market Portfolio, and the Mileage Funds implemented this procedure to prevent redemptions from forcing the sale of securities below their economic value, which would have resulted in a material adverse impact on the Money Market Portfolio and the remaining shareholders. The policy was lifted on December 12, 2008. During this time, there were no redemptions from this Fund.

Investment Income and Dividends to Shareholders

     The Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. The Fund generally declares dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Fund's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Fund has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing administrative duties required under the Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Fund.

Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

adopting the Plan, the Fund's Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders.

Reimbursement and Waiver of Expenses

     The Manager voluntarily waived distribution and other expenses totaling $1,756 for the year ended December 31, 2008.

Expense Reimbursement Plan

     The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the year ended December 31, 2008, there are no fees subject to recoupment.

3. FEDERAL INCOME TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     For FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48") purposes, there are no unrecognized tax benefits as of December 31, 2008 included in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations. For the year ended December 31, 2008, the Fund recognized $0 in interest and penalties.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows (in thousands):

                                               MONEY MARKET MILEAGE
                                           ---------------------------
                                            YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31,
                                               2008           2007
                                           ------------   ------------
DISTRIBUTIONS PAID FROM ORDINARY INCOME:
   Mileage Class .......................      $1,024         $2,276
   Platinum Class ......................         N/A          5,306
                                              ------         ------
TOTAL DISTRIBUTIONS ....................      $1,024         $7,582
                                              ======         ======

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of December 31, 2008, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

     The Fund did not have capital loss carryforwards as of December 31, 2008.

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

4. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for the Fund (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2008

                                          Money Market
                                          Mileage Fund
                                          ------------
                                             Mileage
                                              Class
                                          ------------
Shares sold ...........................       7,454
Reinvestment of dividends .............       1,012
Shares redeemed .......................     (15,601)
                                             ------
Net (decrease) in shares outstanding ..      (7,135)
                                             ======

Year Ended December 31, 2007

                                             Money Market
                                             Mileage Fund
                                          ------------------
                                          Mileage   Platinum
                                           Class     Class
                                          -------   --------
Shares sold ...........................    48,438     53,707
Reinvestment of dividends .............     2,220      4,913
Shares redeemed .......................   (50,801)  (397,199)
                                          -------   --------
Net (decrease) in shares outstanding ..      (143)  (338,579)
                                          =======   ========

AMERICAN BEACON MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                Mileage Class
                                                             ---------------------------------------------------
                                                                            Year Ended December 31,
                                                             ---------------------------------------------------
                                                               2008       2007       2006       2005       2004
                                                             -------    -------    -------    -------    -------
Net asset value, beginning of period ....................    $  1.00    $  1.00    $  1.00    $ 1 .00    $  1.00
                                                             -------    -------    -------    -------    -------
Income from investment operations:
   Net investment income (A) ............................       0.02       0.05       0.05       0.03       0.01
   Net realized gain on investments .....................         --(B)      --(B)      --(B)      --(B)      --(B)
                                                             -------    -------    -------    -------    -------
Total income from investment operations .................       0.02       0.05       0.05       0.03       0.01
                                                             -------    -------    -------    -------    -------
Less distributions:
   Dividends from net investment income .................      (0.02)     (0.05)     (0.05)     (0.03)     (0.01)
   Distributions from net realized gains on securities ..       --(B)      --(B)      --(B)      --(B)      --(B)
                                                             -------    -------    -------    -------    -------
Total distributions .....................................      (0.02)     (0.05)     (0.05)     (0.03)     (0.01)
                                                             -------    -------    -------    -------    -------
Net asset value, end of period ..........................    $  1.00    $  1.00    $  1.00    $ 1 .00    $  1.00
                                                             ========   =======    ========   =======    =======
Total return ............................................       2.21%      4.68%      4.61%      2.75%      0.93%
                                                             ========   =======    ========   =======    =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .............    $40,682    $47,817    $47,960    $50,684    $45,475
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..........................       0.64%      0.72%      0.57%      0.58%      0.51%
      Expenses before waivers ...........................       0.64%      0.75%      0.57%      0.58%      0.51%
      Net investment income, net of waivers .............       2.21%      4.59%      4.52%      2.73%      0.91%
      Net investment income (loss), before waivers ......       2.21%      4.56%      4.52%      2.73%      0.91%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $.01 per share.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Master Trust:

We have audited the accompanying statement of assets and liabilities of American Beacon Master Trust, comprised of the American Beacon Money Market Portfolio (the "Portfolio"), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Master Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                       /s/ Ernst & Young LLP
Dallas, Texas
February 25, 2009

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                          PAR
                                                                         AMOUNT       VALUE
                                                                       ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
CERTIFICATES OF DEPOSIT AND BANK NOTES - 17.67%
   Commonwealth Bank of Australia N.Y., 0.90%, Due 2/18/2009           $   30,000   $   30,000
   DNB NOR Bank ASA N.Y., 0.73%, Due 2/20/2009                             30,000       30,000
   Lloyds TSB Bank N.Y., 1.60%, Due 2/10/2009                              30,000       30,000
   Societe Generale N.Y., 0.85%, Due 3/12/2009 ++                          50,000       50,000
   Svenska Handelsbanken AB N.Y., 1.50%, Due 2/9/2009                      30,000       30,000
                                                                                    ----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES                                        170,000
                                                                                    ----------
COMMERCIAL PAPER - 38.91%
   Alpine Securitization Corp., 0.95%, Due 1/28/2009 #                     30,000       29,979
   Bank of Nova Scotia N.Y., 0.50%, Due 2/12/2009                          45,000       44,960
   BNP Paribas Finance Inc., 1.25%, Due 2/17/2009                          30,000       29,951
   Danske Corp., 1.49%, Due 2/17/2009 #                                    30,000       29,942
   Gemini Securitization Corp. LLC, 1.25%, Due 3/11/2009 #                 30,000       29,928
   National Australia Funding (Del) Inc., 1.25%, Due 2/13/2009 #           30,000       29,955
   Nordea North America, Inc., 1.10%, Due 3/9/2009                         30,000       29,938
   Surrey Funding Corp., 1.50%, Due 1/12/2009 #                            30,000       29,986
   Toyota Motor Credit Corp.,
      0.55%, Due 1/14/2009                                                 15,000       14,997
      0.95%, Due 1/15/2009                                                 30,000       29,989
   Variable Funding Capital Co. LLC, 1.60%, Due 3/26/2009 #                45,000       44,832
   Windmill Funding Corp., 1.20%, Due 3/9/2009 #                           30,000       29,933
                                                                                    ----------
   TOTAL COMMERCIAL PAPER                                                              374,390
                                                                                    ----------
TIME DEPOSITS - 4.16%
   Dexia Credit Local S.A., 0.35%, Due 1/2/2009                            40,000       40,000
                                                                                    ----------

                                                                         SHARES
                                                                       ----------
SHORT TERM INVESTMENTS - 9.97%
OTHER SHORT-TERM INVESTMENTS - 9.97%
   Goldman Sachs Financial Square Government Fund                      48,000,000       48,000
   JP Morgan U.S. Government Money Market Fund                         48,000,000       48,000
                                                                                    ----------
   TOTAL SHORT TERM INVESTMENTS                                                         96,000
                                                                                    ----------

                                                                          PAR
                                                                         AMOUNT
                                                                       ----------
REPURCHASE AGREEMENTS - 29.27%
   Bank of America, NA, 0.24%, Due 1/2/2009 (Held at Bank
      of New York Mellon, Collateralized by Mortgage Obligations
      valued at $51,360, 2/23/2036)                                    $   48,000       48,000
   Barclays Capital, Inc., 0.29%, Due 1/2/2009 (Held at Bank
      of New York Mellon, Collateralized by Equity Securities
      valued at $50,400)                                                   48,000       48,000
   Credit Suisse Securities (USA) LLC, 0.29%, Due 1/2/2009
      (Held at JPMorgan Chase, Collateralized by Equity Securities
      valued at $49,500)                                                   45,000       45,000
   Deutsche Bank Securities, Inc., 0.24%, Due 1/2/2009 (Held at
      Bank of New York Mellon, Collateralized by Equity Securities
      valued at $52,800)                                                   48,000       48,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                          PAR
                                                                         AMOUNT       VALUE
                                                                       -----------------------
                                                                        (DOLLARS IN THOUSANDS)
   Goldman Sachs & Co., 0.04%, Due 1/2/2009 (Held at Bank of
      New York Mellon, Collateralized by U.S. Government Agency
      Obligations valued at $2,711, 4.0% - 10.5%,
      3/1/2010 - 11/1/2036)                                            $    2,658   $   2,658
   JP Morgan Chase & Co., 0.29%, Due 1/2/2009 (Held at
      JPMorgan Chase, Collateralized by Equity Securities
      valued at $47,249)                                                   45,000       45,000
   Morgan Stanley & Co., 0.39%, Due 1/2/2009 (Held at
      JPMorgan Chase, Collateralized by Equity Securities
      valued at $49,500)                                                   45,000       45,000
                                                                                    ----------
   TOTAL REPURCHASE AGREEMENTS                                                         281,658
                                                                                    ----------
TOTAL INVESTMENTS - 99.98% (COST $962,048)                                          $  962,048
OTHER ASSETS, NET OF LIABILITIES - 0.02%                                                   240
                                                                                    ----------
TOTAL NET ASSETS - 100.00%                                                          $  962,288
                                                                                    ==========

     Percentages are stated as a percent of net assets.

++ Obligation is subject to an unconditional put back to the issuer with one business day notice.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $224,555 or 23.34% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 (IN THOUSANDS)

ASSETS:
   Investment in securities at value (cost - $680,390) ........   $680,390
   Repurchase agreements (cost - $281,658) ....................    281,658
   Dividends and interest receivable ..........................        432
   Prepaid expenses ...........................................        160
                                                                  --------
      TOTAL ASSETS ............................................    962,640
                                                                  --------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) ...        230
   Other liabilities ..........................................        122
                                                                  --------
      TOTAL LIABILITIES .......................................        352
                                                                  --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ......   $962,288
                                                                  ========

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008 (IN THOUSANDS)

INVESTMENT INCOME:
   Dividend income ....................................   $ 31,989
   Interest income ....................................    310,930
                                                          --------
      TOTAL INVESTMENT INCOME .........................    342,919
                                                          --------
EXPENSES:
   Management and investment advisory fees (Note 2) ...     11,068
   Custodian fees .....................................        383
   Professional fees ..................................        100
   Other expenses .....................................        534
                                                          --------
      TOTAL EXPENSES ..................................     12,085
                                                          --------
      NET EXPENSES ....................................     12,085
                                                          --------
NET INVESTMENT INCOME .................................    330,834
                                                          --------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ...................        197
                                                          --------
      NET GAIN ON INVESTMENTS .........................        197
                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $331,031
                                                          ========

                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                      Year Ended December 31,
                                                  ------------------------------
                                                       2008            2007
                                                  --------------   -------------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ......................   $     330,834    $     824,823
   Net realized gain on investments ...........             197              127
                                                  -------------    -------------
      TOTAL INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS ......................         331,031          824,950
                                                  -------------    -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
   Contributions ..............................     125,022,264      202,886,002
   Withdrawals ................................    (137,575,006)    (203,255,122)
                                                  -------------    -------------
      NET DECREASE IN NET ASSETS RESULTING FROM
         TRANSACTIONS IN INVESTORS' BENEFICIAL
         INTERESTS ............................     (12,552,742)        (369,120)
                                                  -------------    -------------
      NET INCREASE (DECREASE) IN NET ASSETS ...     (12,221,711)         455,830
                                                  -------------    -------------
NET ASSETS:
   Beginning of period ........................      13,183,999       12,728,169
                                                  -------------    -------------
   END OF PERIOD ..............................   $     962,288    $  13,183,999
                                                  =============    =============

FINANCIAL HIGHLIGHTS

                                                     Year Ended December 31,
                                                --------------------------------
                                                2008   2007   2006   2005   2004
                                                ----   ----   ----   ----   ----
Total return ................................   2.75%  5.33%  5.09%  3.25%  1.34%
Ratios to average net assets (annualized):
   Expenses .................................   0.11%  0.11%  0.11%  0.11%  0.11%
   Net investment income ....................   2.94%  5.19%  5.03%  3.20%  1.30%

                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio (the "Portfolio"). The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.

          Effective September 12, 2008, American Beacon Advisors, Inc. (the "Manager") became a wholly-owned subsidiary of Lighthouse Holdings, Inc., which is indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two private equity firms. Prior to September 12, the Manager was a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. which retained a minority interest in the parent company of Lighthouse Holdings, Inc.

          The following is a summary of the significant accounting policies followed by the Portfolio.

Valuation of Investments

          Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

          The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolio's fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

          A summary of the inputs used to value the Portfolio's total assets as of December 31, 2008 is as follows (in thousands):

                                                   Investments in
Valuation Inputs                                     Securities
----------------                                   --------------
Level 1 - Quoted Prices ........................      $ 96,000
Level 2 - Other significant observable inputs ..       866,048
Level 3 - Significant unobservable inputs ......            --
                                                      --------
Total ..........................................      $962,048

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO NOTES TO
FINANCIAL STATEMENTS
DECEMBER 31, 2008

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security Transactions and Investment Income

          Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Redemption in Kind

          Beginning September 19, 2008, proceeds from redemption requests exceeding $250,000 were made in pro rata payments of cash and in-kind distributions of securities held by the Money Market Portfolio. The Money Market Portfolio and feeder funds of the Money Market Portfolio implemented this procedure to prevent redemptions from forcing the sale of securities below their economic value, which would have resulted in a material adverse impact on the Money Market Portfolio and the remaining shareholders. The policy was lifted on December 12, 2008. During this time, beneficial interests of the Portfolio totaling 938,602 (in thousands) were redeemed.

Federal Income Taxes

          The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

          For FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48") purposes, there are no unrecognized tax benefits as of December 31, 2008 included in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations. For the year ended December 31, 2008, the Portfolio recognized $0 in interest and penalties.

Repurchase Agreements

          Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

Use of Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated. Certain prior year amounts have been reclassed in order to be consistent with current year presentation.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

Other

          Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager received from the Portfolio 0.10% of the average daily net assets of the Portfolio through September 11, 2008. From September 12, 2008 the Manager receives 0.09% of the average daily net asset of the Portfolio.

Administrative Services Agreement

          Beginning September 12, 2008, the Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.

Interfund Lending Program

          Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2008, the credit facility was not utilized.

AMERICAN BEACON MILEAGE FUNDS
PRIVACY POLICY AND FEDERAL TAX INFORMATION
(UNAUDITED)

PRIVACY POLICY

          The American Beacon Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

          We may collect nonpublic personal information about you from one or more of the following sources:

               - information we receive from you on applications or other forms;

               - information about your transactions with us or our service providers; and

               -    information we receive from third parties.

          We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

          We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

FEDERAL TAX INFORMATION

          We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those in other areas of this report because of differences between tax and financial reporting requirements.

          The distributions to shareholders during the tax year ended December 31, 2008 include short-term capital gains of $2,046 for the Money Market Mileage Fund.

          We are required by Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2008. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-DIV, Box 1a.

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON MILEAGE FUNDS
(UNAUDITED)

     The Trustees and officers of the American Beacon Mileage Funds (the "Trust") and the American Beacon Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-three funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Funds, and the American Beacon Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                         POSITION, TERM OF
                         OFFICE AND LENGTH
                          OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS     WITH THE TRUST                       AND CURRENT DIRECTORSHIPS
----------------------- ------------------   -------------------------------------------------------------
INTERESTED TRUSTEES

                               Term
                         Lifetime of Trust
                          until removal,
                          resignation or
                            retirement*

Alan D. Feld** (72)     Trustee since 1996   Sole Shareholder of a professional corporation which is a
                                             Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld,
                                             LLP (1960-Present); Director, Clear Channel Communications
                                             (1984-2008); Trustee, CenterPoint Properties (1994- 2006);
                                             Member, Board of Trustees, Southern Methodist University;
                                             Member, Board of Visitors, M.D. Anderson Hospital; Board of
                                             Visitors, Zale/Lipshy Hospital; Trustee, American Beacon
                                             Funds (1996-Present); Trustee, American Beacon Select Funds
                                             (1999-Present); Trustee, American Beacon Master Trust (1996-
                                             Present)

NON-INTERESTED TRUSTEES        Term

W. Humphrey Bogart (64) Trustee since 2004   Board Member, Baylor University Medical Center Foundation
                                             (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica
                                             Trust Company, NA (1996-1997); President and CEO, Fidelity
                                             Investments Southwest Company (1983-1995); Senior Vice
                                             President of Regional Centers, Fidelity Investments
                                             (1988-1995); Trustee, American Beacon Funds (2004-Present);
                                             Trustee, American Beacon Select Funds (2004-Present);
                                             Trustee, American Beacon Master Trust (2004-Present)

Brenda A. Cline (48)    Trustee since 2004   Executive Vice President, Chief Financial Officer, Treasurer
                                             and Secretary, Kimbell Art Foundation (1993-Present);
                                             Trustee, Texas Christian University (1998- Present); Trustee,
                                             W.I. Cook Foundation, Inc. (d/b/a Cook Children's Health
                                             Foundation) (2001-2006); Director, Christian Church
                                             Foundation (1999-2007); Trustee, American Beacon Funds
                                             (2004-Present); Trustee, American Beacon Select Funds
                                             (2004-Present); Trustee, American Beacon Master Trust (2004-
                                             Present)

Eugene J. Duffy (54)    Trustee since 2008   Principal and Executive Vice President, Paradigm Asset
                                             Management (1994- Present); Director, Sunrise Bank of Atlanta
                                             (2008-Present); Chairman, Special Contributions Fund Board of
                                             Trustees, National Association for the Advancement of Colored
                                             People (2007-Present); Trustee, National Association for the
                                             Advancement of Colored People (2000-Present); Board of
                                             Visitors, Emory University (2006-Present); Trustee, Atlanta
                                             Botanical Garden (2006-Present); Board Member, Willie L.
                                             Brown Jr. Institute on Politics and Public Service (2001-
                                             Present); Chair, National Association of Securities
                                             Professionals (2000-2002); Deputy Chief Administrative
                                             Officer, City of Atlanta (1985-1990); Trustee, American
                                             Beacon Funds, (2008-Present); Trustee, American Beacon Select
                                             Funds (2008-Present); Trustee, American Beacon Master Trust
                                             (2008-Present)

Thomas M. Dunning (65)  Trustee since 2008   Consultant, (2008-Present); Chairman (2003-2008) and Chief
                                             Executive Officer (2003-2007), Lockton Dunning Benefits
                                             (consulting firm in employee benefits); Director, Oncor
                                             Electric Delivery Company LLC; Advisory Director, Comerica
                                             Texas; Immediate Past Chairman and Board Member, Dallas
                                             Citizens Council; Director, Baylor Health Care System
                                             Foundation; State Vice Chair, State Fair of Texas; Board
                                             Member, Southwestern Medical Foundation; Trustee, American
                                             Beacon Funds, (2008-Present); Trustee, American Beacon Select
                                             Funds (2008- Present); Trustee, American Beacon Master Trust
                                             (2008-Present)

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON MILEAGE FUNDS
(UNAUDITED)

                         POSITION, TERM OF
                         OFFICE AND LENGTH
                          OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS     WITH THE TRUST                       AND CURRENT DIRECTORSHIPS
----------------------- ------------------   -------------------------------------------------------------
NON-INTERESTED
TRUSTEES (CONT.)

Richard A. Massman (65) Trustee since 2004   Senior Vice President and General Counsel, Hunt Consolidated,
                          Chairman since     Inc. (holding company engaged in oil and gas exploration and
                               2008          production, refining, real estate, farming, ranching and
                                             venture capital activities) (1994-Present); Chairman (2007-
                                             Present) and Director (2005-Present), The Dallas Opera
                                             Foundation; Chairman (2006-Present) and Director
                                             (2005-Present), Temple Emanu-El Foundation; Trustee,
                                             Presbyterian Healthcare Foundation (2006-Present); Trustee,
                                             American Beacon Funds (2004-Present); Trustee, American
                                             Beacon Select Funds (2004- Present); Trustee, American Beacon
                                             Master Trust (2004-Present)

R. Gerald Turner (63)   Trustee since 2001   President, Southern Methodist University (1995-Present);
225 Perkins Admin.                           Director, ChemFirst (1986-2002); Director, J.C. Penney
Bldg. Southern                               Company, Inc. (1996-Present); Director, California Federal
Methodist Univ.                              Preferred Capital Corp. (2001-2003); Director, Kronus
Dallas, Texas 75275                          Worldwide Inc. (chemical manufacturing) (2003-Present);
                                             Director, First Broadcasting Investment Partners, LLC
                                             (2003-2007); Member, Salvation Army of Dallas Board of
                                             Directors; Member, Methodist Hospital Advisory Board;
                                             Co-Chair, Knight Commission on Intercollegiate Athletics;
                                             Trustee, American Beacon Funds (2001-Present); Trustee,
                                             American Beacon Select Funds (2001-Present); Trustee,
                                             American Beacon Master Trust (2001-Present)

Paul J. Zucconi, CPA    Trustee since 2008   Director, Affirmative Insurance Holdings, Inc. (producer of
   (67)                                      nonstandard automobile insurance) (2004-present); Director,
                                             Titanium Metals Corporation (producer of titanium melted and mill products and sponge) (2002-Present); Director, Torchmark
                                             Corporation (life and health insurance products) (2002-
                                             Present); Director, National Kidney Foundation serving North
                                             Texas (2003- Present); Director, Dallas Chapter of National
                                             Association of Corporate Directors (2004-Present); Partner,
                                             KPMG (1976-2001); Trustee, American Beacon Funds,
                                             (2008-Present); Trustee, American Beacon Select Funds
                                             (2008-Present); Trustee, American Beacon Master Trust
                                             (2008-Present)

OFFICERS                       Term
                             One Year

William F. Quinn (60)     President from     Chairman (2006-Present) and CEO (2006-2007 and 2008-Present),
                         1987 to 2007 and    President (1986-2006) and Director (2003-Present), American
                          2008 to Present    Beacon Advisors, Inc.; Chairman (1989-2003) and Director
                          Executive Vice     (1979-1989, 2003-Present), American Airlines Federal Credit
                          President from     Union; Director, Crescent Real Estate Equities,
                           2007 to 2008      Inc.(1994-2007); Director, Pritchard, Hubble & Herr, LLC
                         Trustee from 1995   (investment advisor) (2001-2006); Director of Investment
                             to 2008         Committee, Southern Methodist University Endowment Fund
                                             (1996-Present); Member, Southern Methodist University Cox
                                             School of Business Advisory Board (1999-2002); Member, New
                                             York Stock Exchange Pension Manager Committee (1997-1998,
                                             2000-2002, 2006-Present); Chairman (2007- Present) and Vice
                                             Chairman (2004-2007), Committee for the Investment of
                                             Employee Benefits; Director, United Way of Metropolitan
                                             Tarrant County (1988- 2000, 2004-Present); Trustee, American
                                             Beacon Funds (1987-2008); Trustee, American Beacon Select
                                             Funds (1999-2008); Trustee, American Beacon Master Trust
                                             (1995-2008)

Rosemary K. Behan (49)   VP, Secretary and   Vice President, Legal and Compliance, American Beacon
                            Chief Legal      Advisors, Inc. (2006- Present); Assistant General Counsel,
                        Officer since 2006   First Command Financial Planning, Inc. (2004-2006);
                                             Enforcement Attorney (2002-2004) and Branch Chief
                                             (2000-2002), Securities and Exchange Commission

Brian E. Brett (48)        VP since 2004     Vice President, Director of Sales and Marketing, American
                                             Beacon Advisors, Inc. (2004-Present); Regional Vice
                                             President, Neuberger Berman, LLC (investment advisor)
                                             (1996-2004)

Wyatt Crumpler (42)        VP since 2007     Vice President, Trust Investments, American Beacon Advisors,
                                             Inc. (2007- Present); Managing Director of Corporate
                                             Accounting (2004-2007), Director of IT Strategy and Finance
                                             (2002-2004), American Airlines, Inc.

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON MILEAGE FUNDS
(UNAUDITED)

                         POSITION, TERM OF
                         OFFICE AND LENGTH
                          OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS     WITH THE TRUST                       AND CURRENT DIRECTORSHIPS
----------------------- ------------------   -------------------------------------------------------------
Michael W. Fields (54)     VP since 1989     Vice President, Fixed Income Investments, American Beacon
                                             Advisors, Inc. (1988-Present)

Rebecca L. Harris (42)    Treasurer since    Vice President, Finance and Accounting, American Beacon
                               1995          Advisors, Inc. (1995- Present)

Christina E. Sears (37)  Chief Compliance    Chief Compliance Officer, American Beacon Advisors, Inc.
                        Officer since 2004   (2004-Present); Senior Compliance Analyst, American Beacon
                             and Asst.       Advisors, Inc. (1998-2004)
                          Secretary since
                               1999

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

** Mr. Feld is deemed to be an "interested person" of the Trust and Master Trust, as defined by the 1940 Act. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager.

RESULTS OF SHAREHOLDER MEETING
(UNAUDITED)

     A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the "Beacon Trust"), the American Beacon Select Funds (the "Select Trust"), and the American Beacon Mileage Funds (the "Mileage Trust") was held on August 22, 2008. The shareholders of the Money Market and the U.S. Government Money Market Funds (the "Funds") approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. This proposal required a majority of shareholders of each Fund to achieve a quorum. The following are the results of the shareholder votes for this proposal:

            FUND                      FOR             AGAINST         ABSTAIN         NON-VOTING
----------------------------   -----------------   -------------   -------------   ---------------
Money Market Fund              1,476,635,057.525       3,700.000   3,828,338.210   759,108,024.320
U.S. Govt. Money Market Fund      30,926,226.210             -0-             -0-               -0-
Money Market Select fund       4,647,553,318.330             -0-     301,904.000   990,879,183.230
U.S. Govt. Select Fund           376,578,304.880      86,995.210             -0-               -0-
Money Market Mileage Fund         31,003,631.310   6,775,050.300     456,806.870               -0-

     The shareholders of the Beacon Trust, Select Trust, and Mileage Trust (collectively, the "Trusts") also approved the re-election of five of the current Trustees to the Board of the Trusts and the election of three additional Trustees to the Board. This proposal required a majority of the shareholders of the Trusts to vote to achieve a quorum. The following are the results of the election of each Trustee:

                                  BEACON TRUST       SELECT TRUST     MILEAGE TRUST
                               -----------------   ----------------   -------------
ALAN D. FELD
Affirmative ................   12,634,553,751.62   5,579,522,662.80   30,648,100.70
Withhold ...................      519,818,259.90     435,877,042.85    7,587,387.78
W. HUMPHREY BOGART
Affirmative ................   12,999,746,162.82   6,013,838,886.28   30,717,064.11
Withhold ...................      154,625,848.70       1,560,819.37    7,518,424.37
BRENDA A. CLINE
Affirmative ................   13,009,050,779.42   6,015,104,773.65   31,044,304.34
Withhold ...................      145,321,232.10         294,932.00    7,191,184.14
RICHARD A. MASSMAN
Affirmative ................   13,004,756,096.42   5,971,204,773.65   30,618,827.22
Withhold ...................      149,615,915.10      44,194,932.00    7,616,661.26
R. GERALD TURNER
Affirmative ................   13,004,259,224.92   6,015,104,773.65   30,262,464.39
Withhold ...................      150,112,786.60         294,932.00    7,973,024.09
THOMAS M. DUNNING
Affirmative ................   13,003,350,236.48   6,013,838,886.28   30,548,724.44
Withhold ...................      151,021,775.04       1,560,819.37    7,686,764.04
EUGENE J. DUFFY
Affirmative ................   12,985,296,316.39   6,013,838,886.28   30,573,632.38
Withhold ...................      169,075,695.13       1,560,819.37    7,661,856.10
PAUL J. ZUCCONI
Affirmative ................   12,983,378,136.76   6,013,838,886.28   32,956,909.20
Withhold ...................      170,993,874.76       1,560,819.37    5,278,579.28

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                                       27

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                                       28

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                                       29

                                    (GRAPHIC)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request. If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to WWW.ICSDELIVERY.COM and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                                    (GRAPHIC)

                                   BY E-MAIL:
                       american_beacon.funds@ambeacon.com

                                    (GRAPHIC)

                                ON THE INTERNET:
                Visit our website at www.americanbeaconfunds.com

                                    (GRAPHIC)

                                  BY TELEPHONE:
                                Mileage Class(R)
                               Call (800) 388-3344

                                    (GRAPHIC)

                                    BY MAIL:
                              American Beacon Funds
                                 P.O. Box 219643
                           Kansas City, MO 64121-9643

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund's portfolio holdings is also available on the Fund's website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

                 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund's Statement of Additional Information, is available free of charge on the Fund's website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund's Forms N-PX are available on the SEC's website at www.sec.gov. The Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

                                                INDEPENDENT REGISTERED
CUSTODIAN                   TRANSFER AGENT      PUBLIC ACCOUNTING FIRM         DISTRIBUTOR
---------               ---------------------   ----------------------   ----------------------
STATE STREET BANK AND   BOSTON FINANCIAL DATA   ERNST & YOUNG LLP        FORESIDE FUND SERVICES
TRUST                   SERVICES
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas            Portland, Maine

This report is prepared for shareholders of the American Beacon Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Mileage Funds. American Beacon Mileage Funds, Mileage Class, and American Beacon Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.

                                                                        AR 12/08
                                                                        00065973

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Mr. Paul J. Zucconi, CPA, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. Paul J. Zucconi is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------

 $10,370         12/31/2007
 $10,763         12/31/2008

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------

       $0                12/31/2007
       $0                12/31/2008

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------

 $2,885             12/31/2007
 $2,031             12/31/2008

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------

     $0              12/31/2007
     $0              12/31/2008

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------

  $2,885       $0                     N/A                     12/31/2007
  $2,032       $0                     N/A                     12/31/2008


(h)     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3)  Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Mileage Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 6, 2009


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: March 6, 2009